Equity-Settled Share Option Schemes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Number of Share Options Outstanding and Weighted Average Exercise Prices

Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2015		2016		2017
	Average exercise price in HKD per share	Number of share options involved	Average exercise price in HKD per share	Number of share options involved	Average exercise price in HKD per share	Number of share options involved
Balance, beginning of year	6.35	3,540,000	—	—	—	—
Lapsed	6.35	(3,432,000)	—	—	—	—
Exercised	6.35	(108,000)	—	—	—	—

Balance, end of year	—	—	—	—	—	—

Exercisable at end of year	—	—	—	—	—	—

Summary of Share Options Exercised

For the year ended December 31, 2015:

Grant date	Exercisable price HKD	Weighted average closing price per share at respective days immediately before dates of exercise of options HKD	Proceeds received HKD	Number of shares involved
February15, 2006	6.35	12.88	685,800	108,000

			685,800	108,000